EMPLOYEE BENEFIT PLAN (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
401(k) Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee contributions, amount	$ 0.1	$ 0.2